Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	$ 332,671,230	¥ 2,164,458,820	¥ 576,652,618	¥ (233,163,744)
Adjustments to reconcile net (loss)/ income to net cash used in operating activities:
Provision for loan principal, financing service fee receivables and other receivables	93,011,960	605,163,716	132,176,545	45,110,717
Depreciation and amortization	890,058	5,790,986	1,503,467	681,004
Amortization of deferred origination costs	15,462	100,598	24,602,131	17,559,933
Share-based compensation expense	9,845,204	64,055,851	22,133,620	55,607,170
Share of loss from equity method investment	3,177,885	20,676,273	4,805,183
Investment income of short-term investments				(764,538)
Foreign exchange loss, net	1,103,060	7,176,838	9,651,304	(752,253)
Changes in operating assets and liabilities:
Financing service fee receivables	(12,137,601)	(78,970,874)	(48,525,142)	718,823
Restricted cash	42,778,729	278,331,247
Receivables from related parties	96,726	629,329	(180,927,010)	2,017,359
Deferred tax assets	(15,012,052)	(97,672,912)	(17,787,699)
Other current and non-current assets	(47,469,191)	(308,848,776)	(39,046,338)	(28,177,699)
Interest payables	18,665,441	121,442,961	17,598,338	6,174,213
Payables to related parties	(2,535,456)	(16,496,440)	20,473,187
Guarantee liabilities	25,447,896	165,571,647	6,357,074
Other current and non-current liabilities	22,244,712	144,730,768	264,395,861	31,917,006
Net cash (used in)/ provided by operating activities	472,794,063	3,076,140,032	794,063,139	(102,319,756)
Cash flows from investing activities:
Proceeds from redemption of short-term investments	197,554,678	1,285,350,000	4,529,102,112	828,237,006
Proceeds from collection of loan principal	7,691,332,410	50,042,116,060	27,075,216,252	2,437,826,998
Principal collection of finance lease receivables	10,878	70,773
Proceeds from collection of loan principal due from related parties	41,855	272,318	4,132,735	810,234
Realized investment income or loss of short-term investments				764,538
Purchases of short-term investments	(177,543,304)	(1,155,150,000)	(4,910,302,112)	(877,237,006)
Purchases of property and equipment and intangible assets	(1,736,472)	(11,298,011)	(4,607,296)	(1,510,676)
Purchases of equity method investment			(70,000,000)
Payments to originate loan principal	(7,814,034,037)	(50,840,449,655)	(30,218,978,369)	(4,250,330,419)
Payments to originate finance lease receivables	(4,069,761)	(26,479,085)
Payments to originate loan principal due from related parties			(2,700,000)	(3,515,287)
Net cash used in investing activities	(108,443,753)	(705,567,600)	(3,598,136,678)	(1,864,954,612)
Cash flows from financing activities:
Contribution from shareholders			2,546,172,365	422,679,605
Proceeds from issuance of ordinary shares	820,671,160	5,339,532,767
Proceeds from borrowings	1,341,951,372	8,731,138,213	9,487,194,896	3,162,152,632
Proceeds from related parties	130,719,457	850,500,000		665,321,624
Refund of guarantee deposits from Funding Partners	44,066,130	286,707,459	90,375,383	62,307,707
Payments to related parties	(2,737,776)	(17,812,790)	(777,326,275)
Repayment of borrowings	(1,662,147,680)	(10,814,431,453)	(6,897,751,640)	(1,983,951,370)
Distributions to shareholders			(838,434,577)
Repurchase of ordinary shares	(64,731,845)	(421,164,802)
Payments for IPO expenditure	(6,065,180)	(39,461,883)	(450,000)
Payments of guarantee deposits to Funding Partners	(24,760,054)	(161,096,338)	(230,050,643)	(153,050,653)
Net cash provided by financing activities	576,965,584	3,753,911,173	3,379,729,509	2,175,459,545
Effect of exchange rate changes	(11,980,305)	(77,947,461)
Net increase in cash and cash equivalents	929,335,589	6,046,536,144	575,655,970	208,185,177
Cash and cash equivalents at beginning of the year	120,770,634	785,769,977	210,114,007	1,928,830
Cash and cash equivalents at end of the year	1,050,106,223	6,832,306,121	785,769,977	210,114,007
Supplemental disclosures of cash flow information:
Income taxes paid	35,524,489	231,132,984	54,370,824
Interest expense paid	$ 68,022,080	¥ 442,572,058	¥ 193,351,692	¥ 116,668,440